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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07318


                          Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  August 31, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


                Pioneer International Value Fund
                Schedule of Investments 8/31/04 (unaudited)
   Shares                                                                                   Value
                PREFERRED STOCKS -  1.0%
                Telecommunication Services - 0.5 %
                Integrated Telecommunication Services - 0.5 %
      46,400    Tele Norte Leste Participacoes  (A.D.R)                           $                635,680
                Total Telecommunication Services                                  $                635,680
                Automobile Manufacturers - 0.5%
      28,600    Hyundai Motor Co., Ltd.                                           $                631,531
                TOTAL PREFERRED STOCKS
                (Cost   $998,135)                                                 $              1,267,211
                COMMON STOCKS - 97.1 %
                Energy - 6.4 %
                Integrated Oil & Gas - 4.2 %
     407,460    BP Amoco Plc                                                      $              3,638,163
      83,200    Eni S.p.A.                                                                       1,707,827
                                                                                  $              5,345,990
                Oil & Gas Refining Marketing & Transportation - 2.2 %
      14,700    Total SA                                                          $              2,881,549
                Total Energy                                                      $              8,227,539
                Materials - 8.0 %
                Commodity Chemicals - 0.9 %
      21,400    BASF India Ltd.                                                   $              1,158,226
                Construction Materials - 2.3 %
      21,270    CRH Plc                                                           $                484,409
      34,700    Italcementi S.p.A.  (b)                                                            473,960
       9,000    Lafarge BR *                                                                       775,581
      11,200    Vinci S.A.                                                                       1,204,331
                                                                                  $              2,938,281
                Diversified Metals & Mining - 2.4 %
      21,900    Freeport-McMoRan Copper & Gold, Inc. (Class B)                    $                824,097
      12,000    Norilsk Nickel                                                                     657,000
      30,530    Rio Tinto Plc                                                                      760,055
      23,300    Sandvik AB                                                                         799,186
                                                                                  $              3,040,338
                Specialty Chemicals - 1.5 %
     131,700    Hitachi Chemical Co., Ltd.                                        $              1,963,884
                Steel - 0.9 %
     131,870    Broken Hill Proprietary Co., Ltd.                                 $              1,227,987
                Total Materials                                                   $             10,328,716
                Capital Goods - 9.4 %
                Aerospace & Defense - 0.6 %
      28,500    European Aeronautic Defence                                       $                744,863
                Construction & Engineering - 3.7 %
     709,000    Kajima Corp.                                                      $              2,461,503
      65,316    ACS, Actividades de Construccion y Servicios, SA                                 1,117,921
      23,354    Compagnie de Saint Gobain                                                        1,179,763
                                                                                  $              4,759,187
                Electrical Components & Equipment - 3.6 %
     314,000    Mitsubishi Electric Corp. *                                       $              1,526,552
      44,200    NEC Electronics Corp. (b)                                                        2,262,251
      13,800    Schneider Electric SA                                                              867,255
                                                                                  $              4,656,058
                Industrial Conglomerates - 0.5 %
 124,735,300    KOC Holding AS                                                    $                677,394
                Industrial Machinery - 1.0 %
      21,400    Atlas Copco AB                                                    $                761,148
      67,400    Scottish Power Plc                                                                 488,834
                                                                                  $              1,249,982
                Total Capital Goods                                               $             12,087,484
                Commercial Services & Supplies - 0.8 %
                Diversified Commercial Services - 0.8 %
      45,300    TNT Post Group NV                                                 $              1,052,139
                Total Commercial Services & Supplies                              $              1,052,139
                Transportation - 1.9 %
                Railroads - 1.9 %
         445    East Japan Railway Co.                                            $              2,504,117
                Total Transportation                                              $              2,504,117
                Automobiles & Components - 3.1 %
                Auto Parts & Equipment - 0.4 %
       8,600    Compagnie Generale des Etablissements Michelin                    $                454,062
                Automobile Manufacturers -  2.7%
      71,100    Toyota Motor Co.                                                                 2,814,252
      17,200    Bayerische Motoren Werke AG                                                        711,691
                                                                                  $              3,525,943
                Total Automobiles & Components                                    $              3,980,005
                Consumer Durables & Apparel - 1.0 %
                Homebuilding - 1.0 %
     119,000    Daiwa House Industry Co., Ltd. *                                  $              1,243,419
                Total Consumer Durables & Apparel                                 $              1,243,419
                Hotels, Restaurants & Leisure - 2.6 %
                Casinos & Gaming - 1.8 %
      46,500    Sammy Corp.                                                       $              2,333,474
                Restaurants - 0.8 %
      68,800    GUS Plc                                                           $              1,056,947
                Total Hotels, Restaurants & Leisure                               $              3,390,421
                Media - 1.7 %
                Advertising - 0.4 %
      17,200    Publicis SA                                                       $                466,974
                Publishing - 1.3 %
      47,000    Vivendi Universal *                                               $              1,168,453
      63,100    Reed Elsevier Plc                                                                  563,669
                                                                                  $              1,732,122
                Total Media                                                       $              2,199,096
                Retailing - 2.9 %
                Distributors - 1.5 %
     193,000    Mitsubishi Corp.                                                  $              2,006,648
                General Merchandise Stores - 1.4 %
      38,800    RYOHIN KEIKAKU Co., Ltd. *                                        $              1,796,147
                Total Retailing                                                   $              3,802,795
                Food & Drug Retailing - 4.6 %
                Drug Retail - 0.8 %
      82,100    Boots Co., Plc *                                                  $              1,004,312
                Food Retail - 3.8 %
      97,100    Koninklijke Ahold NV *                                            $                600,562
      41,466    Koninklijke Ahold NV (144A)  *                                                     255,359
       9,560    Nestle SA (Registered Shares)                                                    2,264,965
     369,200    Tesco Plc                                                                        1,772,285
                                                                                  $              4,893,171
                Total Food & Drug Retailing                                       $              5,897,483
                Food, Beverage & Tobacco - 2.9 %
                Tobacco - 2.9 %
         300    Japan Tobacco, Inc. *                                             $              2,444,528
      90,260    British American Tobacco Plc                                                     1,362,423
                                                                                  $              3,806,951
                Total Food, Beverage & Tobacco                                    $              3,806,951
                Household & Personal Products - 2.0 %
                Household Products - 2.0 %
     197,000    Shiseido Co., Ltd. *                                              $              2,544,768
                Total Household & Personal Products                               $              2,544,768
                Health Care Equipment & Services - 0.5 %
                Health Care Supplies - 0.5 %
       4,500    Nobel Biocare Holding AG                                          $                636,633
                Total Health Care Equipment & Services                            $                636,633
                Pharmaceuticals & Biotechnology - 6.5 %
                Pharmaceuticals - 6.5 %
      52,460    Astrazeneca Plc                                                   $              2,421,418
      48,410    GlaxoSmithKline Plc                                                                991,953
      17,900    Novartis                                                                           828,838
      19,063    Roche Holdings AG                                                                1,852,436
      24,100    Sanofi-Aventis (b)                                                               1,713,193
       9,770    Schering AG                                                                        543,748
                                                                                  $              8,351,586
                Total Pharmaceuticals & Biotechnology                             $              8,351,586
                Banks - 12.7 %
                Diversified Banks - 12.7 %
   1,058,000    Resona Holdings, Inc. *                                           $              1,732,114
      42,200    Allied Irish Banks Plc                                                             667,079
     105,900    Barclays Plc                                                                       987,103
     117,500    Banco Bilbao Vizcaya Argentaria, SA                                              1,569,714
     283,800    Banca Intesa S.p.A.                                                              1,049,881
      28,130    BNP Paribas SA                                                                   1,716,790
      53,836    Credit Agricole SA                                                               1,359,597
      47,447    CS Group *                                                                       1,487,100
     103,000    Development Bank of Singapore, Ltd                                                 941,836
      96,900    HSBC Holding Plc                                                                 1,508,298
      22,800    Kookmin Bank (A.D.R.) * (b)                                                        728,460
      70,330    Royal Bank of Scotland Group Plc                                                 1,973,097
      28,100    Uniao de Bancos Brasileiros SA (G.D.R.) (144A)                                     643,490
                                                                                  $             16,364,559
                Total Banks                                                       $             16,364,559
                Diversified Financials - 7.6 %
                Consumer Finance - 2.0 %
      76,400    Credit Saison Co., Ltd *                                          $              2,538,508
                Diversified Financial Services - 4.9 %
      40,300    Collins Stewart Tullett Plc                                       $                257,761
      14,381    Societe Generale                                                                 1,235,356
      69,770    ING Groep NV  (b)                                                                1,713,969
      11,300    Lagardere S.C.A.                                                                   681,804
      35,906    UBS AG                                                                           2,414,002
                                                                                  $              6,302,892
                Specialized Finance - 0.7 %
      19,100    Deutsche Boerse AG                                                $                924,110
                Total Diversified Financials                                      $              9,765,510
                Insurance - 2.8 %
                Life & Health Insurance - 0.7 %
      35,200    Assicurazioni Generali                                            $                921,778
                Multi-Line Insurance - 2.1 %
      64,900    AXA                                                               $              1,334,571
       9,450    Zurich Financial Services *                                                      1,324,768
                                                                                  $              2,659,339
                Total Insurance                                                   $              3,581,117
                Real Estate - 2.3 %
                Real Estate Management & Development - 2.3 %
     151,000    Mitsui Fudosan Co.                                                $              1,681,345
      68,700    Leopalace21 Corp. *                                                              1,351,453
                                                                                  $              3,032,798
                Total Real Estate                                                 $              3,032,798
                Software & Services - 1.0 %
                IT Consulting & Other Services - 0.7 %
       7,400    Atos Origin *                                                     $                403,613
     159,400    LogicaCMG Plc                                                                      469,439
                                                                                  $                873,052
                Software & Services - 0.3 %
      38,700    T-Online International AG *                                       $                372,534
                Total Software & Services                                         $              1,245,586
                Technology Hardware & Equipment - 4.3 %
                Semiconductors - 1.0 %
      53,500    Philips Electronics NV                                            $              1,240,533
                Computer Hardware - 0.5 %
     243,400    Dixons Group Plc                                                  $                689,300
                Electronic Equipment & Instruments - 2.8 %
      27,300    Nidec Corp.                                                       $              2,632,954
      13,850    Siemens                                                                            951,137
                                                                                  $              3,584,091
                Total Technology Hardware & Equipment                             $              5,513,924
                Semiconductors - 1.2 %
                Semiconductors - 1.2 %
       2,610    Samsung Electronics                                               $              1,030,164
     130,527    United Microelectronice (A.D.R.) * (b)                                             496,003
                                                                                  $              1,526,167
                Total Semiconductors                                              $              1,526,167
                Telecommunication Services - 8.9 %
                Alternate Carriers - 0.5 %
      30,100    France Telecom                                                    $                715,897
                Integrated Telecommunication Services - 4.2 %
      40,800    Belgacom SA *                                                     $              1,364,236
      89,620    British Sky Broadcasting Plc                                                       777,013
      76,900    Mahanagar Telephone Nigam Ltd.                                                     504,464
     105,280    Telefonica SA                                                                    1,503,768
     100,470    Telecom Italia Mobile S.p.A                                                        534,556
     266,590    Telecom Italia S.p.A.                                                              800,625
                                                                                  $              5,484,662
                Wireless Telecommunication Services - 4.1 %
       5,600    Mobile Telesystems *                                              $                724,416
      36,100    SK Telecom Co., Ltd. * (b)                                                         682,290
      68,718    Turkcell Iletism Hizmet (A.D.R) *                                                  630,831
   1,412,307    Vodafone Group Plc                                                               3,221,251
                                                                                  $              5,258,788
                Total Telecommunication Services                                  $             11,459,347
                Utilities - 2.2 %
                Electric Utilities - 2.2 %
      23,360    E.On AG                                                           $              1,661,262
     145,400    National Grid Transco Plc                                                        1,223,235
                                                                                  $              2,884,497
                Total Utilities                                                   $              2,884,497
                TOTAL COMMON STOCKS
                (Cost   $111,940,438)                                             $            125,426,657
 Principal
   Amount                                                                                   Value
                TEMPORARY CASH INVESTMENTS - 3.3 %
                Repurchase Agreement - 3.3 %
  $4,200,000    UBS Warburg, Inc., 1.45%, dated 8/31/04, repurchase price of $4,200,000 plus accrued interest on 9/1/04 collateralized by $4,037,000,
                U.S. Treasury Bond, 5.875%, 11/15/05                              $              4,200,000
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost   $4,200,000)                                               $              4,200,000

                TOTAL INVESTMENT IN SECURITIES - 101.3%
                (Cost   $117,138,573)(a)                                          $            130,893,868

                OTHER ASSETS AND LIABILITIES - (1.3)%                             $            (1,699,309)

                TOTAL NET ASSETS - 100.0%                                         $            129,194,559

          *     Non-income producing security.

   (A.D.R.)     American Depositary Receipt

       144A     Security is exempt from registration under Rule 144A of the Securities Act of 1933.
                Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At August 31, 2004, the value of these securities amounted to
                $898,849 or 0.7% of net assets.

        (a)     At August 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $117,249,383 was as follows:

                Aggregate gross unrealized gain for all investments in which
                there is an excess of value over tax cost                         $      16,218,218

                Aggregate gross unrealized loss for all investments in which
                there is an excess of tax cost over value                                (2,573,733)

                Net unrealized gain                                               $      13,644,485

        (b)     At August 31, 2004, the following securities were out on loan:

                                                                                           Market
   Shares                                  Description                                      Value
      66,200    ING Groep NV                                                      $              1,626,268
      32,000    Italcementi S.p.A.                                                                 437,081
      21,660    Kookmin Bank (A.D.R.) *                                                            692,037
      41,000    NEC Electronics Corp.                                                            2,098,468
      24,600    Sanofi-Aventis                                                                   1,748,737
      34,295    SK Telecom Co., Ltd. *                                                             648,176
     124,001    United Microelectronice (A.D.R.) *                                                 471,204
                Total                                                             $              7,721,971



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 29, 2004

* Print the name and title of each signing officer under his or her signature.